Quarterly Holdings Report
for

Fidelity® Infrastructure Fund

January 31, 2020

ISF-QTLY-0320
1.9896237.100

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
Cellnex Telecom SA (a)	5,258	$261,946
ENERGY - 15.8%
Oil, Gas & Consumable Fuels - 15.8%
Cheniere Energy Partners LP	3,757	145,283
Enbridge, Inc.	10,178	413,842
Enterprise Products Partners LP	6,860	176,782
TC Energy Corp.	6,220	341,080
		1,076,987
INDUSTRIALS - 17.1%
Commercial Services & Supplies - 0.4%
Waste Connection, Inc. (United States)	291	28,026
Construction & Engineering - 5.1%
Ferrovial SA	5,913	187,947
VINCI SA	1,423	158,133
		346,080
Road & Rail - 3.6%
Norfolk Southern Corp.	145	30,190
Rumo SA (b)	34,040	184,404
Union Pacific Corp.	153	27,451
		242,045
Transportation Infrastructure - 8.0%
Atlantia SpA	7,936	195,128
Enav SpA (a)	10,691	69,066
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	2,280	281,990
		546,184

TOTAL INDUSTRIALS		1,162,335

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
InterXion Holding NV (b)	272	23,672
REAL ESTATE - 14.4%
Equity Real Estate Investment Trusts (REITs) - 14.4%
American Tower Corp.	636	147,387
CoreSite Realty Corp.	1,441	169,245
Crown Castle International Corp.	1,005	150,589
Digital Realty Trust, Inc.	316	38,865
Equinix, Inc.	224	132,100
Prologis, Inc.	2,165	201,085
Warehouses de Pauw	5,017	143,498
		982,769
UTILITIES - 44.4%
Electric Utilities - 22.5%
Enel SpA	41,235	359,418
Energias de Portugal SA	38,185	191,587
Equatorial Energia SA	4,323	24,065
Iberdrola SA	31,507	344,886
NextEra Energy, Inc.	827	221,801
ORSTED A/S (a)	1,572	171,714
Scottish & Southern Energy PLC	7,544	150,275
Xcel Energy, Inc.	1,006	69,605
		1,533,351
Independent Power and Renewable Electricity Producers - 9.5%
Atlantica Yield PLC	7,968	228,881
NextEra Energy Partners LP	3,693	209,652
The AES Corp.	10,615	210,814
		649,347
Multi-Utilities - 12.4%
Dominion Energy, Inc.	3,877	332,453
National Grid PLC	21,820	289,804
RWE AG	6,372	221,476
		843,733

TOTAL UTILITIES		3,026,431

TOTAL COMMON STOCKS
(Cost $6,185,366)		6,534,140

Nonconvertible Preferred Stocks - 0.5%
UTILITIES - 0.5%
Water Utilities - 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR
(Cost $37,515)	2,454	34,749

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.58% (c)
(Cost $244,184)	244,135	244,184
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $6,467,065)		6,813,073
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,369
NET ASSETS - 100%		$6,817,442

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $502,726 or 7.4% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$612
Total	$612

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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